Investments In Affiliated Companies, Partnerships And Other Companies Investment in affiliated companies, Partnership and Other Companies (Investment Under Fair Value Method) (Details) - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investment at fair value		$ 13,561	$ 24,862
Company D
Schedule of Equity Method Investments [Line Items]
Investment at fair value		13,561	13,561
Proceeds from sale		16,000
Realized investment gains (losses)		12,000
Company E
Schedule of Equity Method Investments [Line Items]
Investment at fair value		0	7,301
Net gain (loss) related to revaluation		(7,300)	(14,900)	$ (1,300)	$ 3,200	$ 4,800
Additional investment			2,800	$ 3,600
Company F
Schedule of Equity Method Investments [Line Items]
Investment at fair value		$ 0	4,000
Company F | Elbit Systems Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage		25.00%
Company G
Schedule of Equity Method Investments [Line Items]
Additional investment	$ 1,400				$ 1,400
Company G | Elbit Systems Limited
Schedule of Equity Method Investments [Line Items]
Ownership percentage		5.00%
Company H
Schedule of Equity Method Investments [Line Items]
Net gain (loss) related to revaluation	$ (4,000)		$ 0
Additional investment							$ 2,000